Total Capital and Net (Loss) Income Per Common Unit	9 Months Ended
Sep. 30, 2017
Partners' Capital [Abstract]
Total Capital and Net (Loss) Income Per Common Unit
Total Capital and Net (Loss) Income Per Common Unit

At September 30, 2017, a total of 26.7% of the Partnership’s common units outstanding were held by the public. Brookfield held a total of 59.5% of the common units of the Partnership and 49% of the general partner interest. The remaining common units, as well as 51% of the general partner interest, were held by subsidiaries of Teekay Corporation. At September 30, 2017, all of the Partnership’s outstanding Series A Cumulative Redeemable Preferred Units (or the Series A Preferred Units) and Series B Cumulative Redeemable Preferred Units (or the Series B Preferred Units) were held by entities other than Teekay Corporation, Brookfield and their affiliates.

Common Units and Brookfield Transaction Warrants

On September 25, 2017, as part of the Brookfield Transaction, the Partnership issued to Brookfield 244.0 million common units and warrants to purchase 62.4 million common units in exchange for gross proceeds of $610.0 million. In addition, the Partnership issued to Teekay Corporation 12.0 million common units and warrants (collectively with the warrants issued to Brookfield, the Brookfield Warrants) to purchase 3.1 million common units for gross proceeds of $30.0 million. Net of costs paid to Brookfield, a total of $637.0 million was received by the Partnership. As part of the amended and restated Brookfield Promissory Note transaction (see note 6h), Brookfield concurrently transferred 11.4 million Brookfield Transaction Warrants and $140.0 million to Teekay Corporation to acquire its $200 million subordinated promissory note owed by the Partnership. As at September 30, 2017, Brookfield and Teekay Corporation held 51.0 million and 14.5 million Brookfield Transaction Warrants, respectively. The $637.0 million net investment in the Partnership has been allocated on a relative fair value basis between the 256 million common units issued to Teekay Corporation and Brookfield ($512.6 million), the Brookfield Transaction Warrants ($121.3 million), the effective extinguishment of the $200 million Teekay Corporation Promissory Note (($160.5) million) and the concurrent issuance to Brookfield of the $200 million Brookfield Promissory Note ($163.6 million) (see note 6h). The $39.5 million gain on the extinguishment of the subordinated promissory note has been accounted for as a contribution of capital from Teekay Corporation.

The Brookfield Transaction Warrants allow the holders to acquire one common unit for each Brookfield Transaction Warrant for an exercise price of $0.01 per common unit, which are exercisable until September 25, 2024 if the Partnership's common unit volume-weighted average price is equal to or greater than $4.00 per common unit for 10 consecutive trading days.

During 2017, the Partnership also issued 6.4 million common units with a total value of $29.8 million (including the general partner's 2% proportionate capital contribution of $0.6 million) as a payment-in-kind for the distributions on the Partnership's Series C-1 Cumulative Convertible Perpetual Preferred Units (or the Series C-1 Preferred Units) and Series D Preferred Units, and distributions on the Partnership's common units and general partner interest held by subsidiaries of Teekay Corporation and payment-in-kind for interest on the 2016 Teekay Corporation Promissory Note (see note 6g). In June 2016, the Partnership agreed with Teekay Corporation that, until the Partnership's NOK bonds maturing in 2018 had been repaid (see note 15), all cash distributions (other than with respect to distributions, if any, on incentive distribution rights) to be paid by the Partnership to Teekay Corporation or its affiliates, including the Partnership's general partner, would instead be paid in common units or from the proceeds of the sale of common units.

Series C-1 and Series D Preferred Units

On September 25, 2017, as part of the Brookfield Transaction, the Partnership repurchased and subsequently canceled all of its outstanding Series C-1 and Series D Preferred Units from existing unitholders. The Series C-1 Preferred Units were repurchased for $18.20 per unit and Series D Preferred Units for $23.75 per unit, for a total cash payment of $260.2 million, which included $10.2 million of accrued and unpaid quarterly distributions, and resulted in a net accounting gain on repurchase of approximately $20.0 million. Consideration for the repurchase of the Series D Preferred Units also included a reduction in the exercise price, from $6.05 to $4.55 per unit, of 2,250,000 warrants issued in conjunction with the Series D Preferred Units in June 2016. As of September 30, 2017, 6,750,000 warrants with an exercise price of $4.55 remained outstanding of which 26% were held by Teekay Corporation, 11% were held by Resolute Investments Ltd., 10% were held by Brookfield and their affiliates and the remaining were held by unaffiliated entities.

In June 2016, the Partnership and the holders of the Series C Cumulative Convertible Perpetual Preferred Units (or the Series C Preferred Units) exchanged approximately 1.9 million of the Series C Preferred Units for approximately 8.3 million common units of the Partnership and exchanged the remaining approximately 8.5 million Series C Preferred Units for approximately 8.5 million Series C-1 Preferred Units.

Net (Loss) Income Per Common Unit

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
	$	$	$	$
Limited partners' interest in net (loss) income	(323,035)	34,608	(348,237)	(90,928)
Preferred units - periodic accretion	(764)	(826)	(2,373)	(826)
Net gain on repurchase of Preferred units	19,588	—	19,577	—
Gain on the modification of warrants	1,491	—	1,490	—
Additional consideration for induced conversion of Series C Preferred Units	—	—	—	(36,961)
Deemed contribution on exchange of Series C Preferred Units	—	—	—	20,231
Limited partners' interest in (loss) income for basic net (loss) income per common unit	(302,720)	33,782	(329,543)	(108,484)
Series C-1 Preferred units - cash distribution	4,015	—	—	—
Gain on repurchase of Series C-1 Preferred units	(26,925)	—	—	—
Series D Preferred units - cash distribution	—	2,573	—	—
Preferred units - periodic accretion	—	826	—	—
Limited partners' interest in diluted net (loss) income	(325,630)	37,181	(329,543)	(108,484)
Weighted average number of common units	170,657,562	139,057,659	156,966,145	118,046,087
Dilutive effect of Series C-1 repurchase, unit based compensation and warrants	11,736,342	18,856,618	—	—
Common units and common unit equivalents	182,393,904	157,914,277	156,966,145	118,046,087

Limited partner's interest in net (loss) income per common unit
- basic	(1.77)	0.24	(2.10)	(0.92)
- diluted	(1.79)	0.24	(2.10)	(0.92)

Limited partners’ interest in net (loss) income per common unit – basic is determined by dividing net (loss) income, after deducting the amount of net (loss) income attributable to the non-controlling interests, the general partner’s interest, the distributions on the Series A and B Preferred Units and, for periods prior to their exchange or repurchase, the Series C, C-1 and D Preferred Units, the periodic accretion prior to their repurchase of the Series D Preferred Units, the net gain on the repurchase of Preferred Units and gain on the modification of warrants, by the weighted-average number of common units outstanding during the period. The distributions payable or paid on the preferred units for the three and nine months ended September 30, 2017 were $11.9 million and $36.7 million, respectively and $12.4 million and $33.4 million, respectively, for the three and nine months ended September 30, 2016.

The computation of limited partners’ interest in income per common unit - diluted assumes the issuance of common units for all potential dilutive securities, consisting of restricted units (see note 11), warrants and, and for periods prior to their exchange or repurchase, Series C, C-1 and D Preferred Units. Consequently, the net income attributable to limited partners’ interest is exclusive of any distributions on the Series C, C-1 and D Preferred Units, the prior periodic accretion of the Series D Preferred Units and the net gain on the repurchase of Preferred Units and gain on the modification of warrants. In addition, the weighted average number of common units outstanding has been increased assuming exercise of the restricted units and warrants using the treasury stock method and, for periods prior to the exchange or repurchase, the Series C, C-1 and D Preferred Units having been converted to common units using the if-converted method. The computation of limited partners’ interest in income per common unit - diluted does not assume the issuance of common units pursuant to the restricted units, warrants and, for periods prior to their exchange or repurchase, Series C, C-1 and D Preferred Units if the effect would be anti-dilutive. In periods where a loss is attributable to common unitholders all restricted units, warrants, the Series C, C-1 and D Preferred Units (for applicable periods) are anti-dilutive. In periods where income is allocated to common unitholders, the Series C-1 and D Preferred Units could have been anti-dilutive for periods prior to their exchange or repurchase.

For the three and nine months ended September 30, 2017, 37.3 million and 51.3 million, respectively, common unit equivalent Series C-1 or D Preferred units, 11.0 million and 8.2 million, respectively, common unit equivalent warrants and 0.1 million and 0.4 million, respectively, restricted units were excluded from the computation of limited partners’ interest in net (loss) income per common unit - diluted, as their effect was anti-dilutive. For the three months ended September 30, 2016, a total of 12.6 million common unit equivalent Series C, C-1 and D Preferred Units and 8.2 million common unit equivalent warrants were excluded from the computation of limited partners’ interest in net income per common unit - diluted, as their effect was anti-dilutive. For the nine months ended September 30, 2016, a total of 38.7 million common unit equivalent Series C, C-1 and D Preferred Units, 6.8 million common unit equivalent warrants and 0.3 million restricted units were excluded from the computation of limited partners' interest in net loss per common unit - diluted, as their effect was anti-dilutive.

The general partner’s and common unitholders’ interests in net (loss) income are calculated as if all net (loss) income was distributed according to the terms of the Partnership’s partnership agreement, regardless of whether those earnings would or could be distributed. The partnership agreement does not provide for the distribution of net (loss) income; rather, it provides for the distribution of available cash, which is a contractually defined term that generally means all cash on hand at the end of each quarter less, among other things, the amount of cash reserves established by the general partner’s board of directors to provide for the proper conduct of the Partnership’s business including reserves for maintenance and replacement capital expenditure, anticipated capital requirements and any accumulated distributions on, or redemptions of, the Series A Preferred Units, Series B Preferred Units, Series C-1 Preferred Units and Series D Preferred Units. Unlike available cash, net (loss) income is affected by non-cash items such as depreciation and amortization, unrealized gains and losses on derivative instruments and unrealized foreign currency translation gains and losses.

The general partner is entitled to incentive distributions based on the amount of quarterly cash distributions per common unit. For more information on the increasing percentages, which may be used to calculate the general partner’s interest in net income or loss, please refer to the Partnership’s Annual Report on Form 20-F for the year ended December 31, 2016. Cash distributions were below $0.35 per common unit during the three and nine months ended September 30, 2017 and 2016. Consequently, the increasing percentages were not used to calculate the general partner’s interest in net (loss) income for the purposes of the net (loss) income per common unit calculation for the three and nine months ended September 30, 2017 and 2016.

Pursuant to the partnership agreement, allocations to partners are made on a quarterly basis.